Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 135,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	18,643.50
Total Offset Amount	17,067.41
Net Fee	$ 1,576.09